UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE INCOME TRUST

LEGG MASON WESTERN ASSET VARIABLE

GLOBAL HIGH YIELD BOND PORTFOLIO

FORM N-Q

MARCH 31, 2010

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CORPORATE BONDS & NOTES - 85.0%
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.3%
Europcar Groupe SA, Senior Subordinated Notes	8.125%	5/15/14	302,000	EUR	$401,778	(a)
Lear Corp., Senior Notes	8.125%	3/15/20	30,000		30,638

Total Auto Components					432,416

Automobiles - 0.5%
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	1,620,000		615,600	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	200,000		74,500	(b)

Total Automobiles					690,100

Diversified Consumer Services - 0.4%
Stonemor Operating LLC/Cornerstone Family
Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	475,000		491,625	(a)

Hotels, Restaurants & Leisure - 5.9%
Boyd Gaming Corp., Senior Subordinated Notes	6.750%	4/15/14	110,000		96,525
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	90,000		75,600
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	244,000		167,140	(a)
Codere Finance Luxembourg SA, Senior Secured Notes	8.250%	6/15/15	140,000	EUR	187,200	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	420,000		384,300	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	755,000		675,725
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	190,000		196,650
Fontainebleau Las Vegas Holdings
LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	265,000		4,306	(a)(b)
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	340,000		225,250
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	994,000		832,475
Harrah’s Operating Co. Inc., Senior Secured Notes	10.000%	12/15/15	216,000		192,780
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	450,000		487,125
Indianapolis Downs LLC & Capital Corp., Senior Secured Notes	11.000%	11/1/12	280,000		187,600	(a)
Inn of the Mountain Gods Resort & Casino, Senior
Notes	12.000%	11/15/10	1,000,000		485,000	(b)(c)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	245,000		264,600	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	223,000	GBP	271,951	(d)
MGM MIRAGE Inc., Notes	6.750%	9/1/12	15,000		14,250
MGM MIRAGE Inc., Senior Notes	8.500%	9/15/10	30,000		30,338
MGM MIRAGE Inc., Senior Notes	6.625%	7/15/15	20,000		16,650
MGM MIRAGE Inc., Senior Secured Notes	10.375%	5/15/14	35,000		38,763	(a)
MGM MIRAGE Inc., Senior Secured Notes	11.125%	11/15/17	85,000		96,050	(a)
MGM MIRAGE Inc., Senior Secured Notes	9.000%	3/15/20	240,000		248,400	(a)
MGM MIRAGE Inc., Senior Subordinated Notes	8.375%	2/1/11	625,000		626,562
Mohegan Tribal Gaming Authority, Senior Notes	6.125%	2/15/13	80,000		68,800
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	460,000		492,200	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	100,000		92,750
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	6.875%	2/15/15	55,000		41,937
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	500,000		546,250	(a)
Penn National Gaming Inc., Senior Subordinated
Notes	8.750%	8/15/19	100,000		102,000	(a)
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	330,000		324,225	(a)
Sbarro Inc., Senior Notes	10.375%	2/1/15	325,000		274,625
Snoqualmie Entertainment Authority, Senior Secured Notes	4.136%	2/1/14	235,000		172,725	(a)(d)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	40,000		31,000	(a)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	465,000		33,713	(b)(c)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	555,000		43,012	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	75,000		469	(b)(c)

Total Hotels, Restaurants & Leisure					8,028,946

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Household Durables - 0.6%
American Greetings Corp., Senior Notes	7.375%	6/1/16	140,000		$137,537
Jarden Corp., Senior Subordinated Notes	7.500%	1/15/20	198,000	EUR	271,440
Libbey Glass Inc., Senior Secured Notes	10.000%	2/15/15	280,000		296,100	(a)
Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes	9.750%	9/1/12	96,000		91,680	(c)

Total Household Durables					796,757

Internet & Catalog Retail - 0.2%
Netflix Inc., Senior Notes	8.500%	11/15/17	170,000		179,350
QVC Inc., Senior Secured Notes	7.375%	10/15/20	140,000		141,400	(a)

Total Internet & Catalog Retail					320,750

Leisure Equipment & Products - 0.8%
Carlson Wagonlit BV, Senior Notes	6.415%	5/1/15	450,000	EUR	559,169	(a)(d)
Cirsa Capital Luxembourg, Senior Notes	7.875%	7/15/12	340,000	EUR	474,146	(a)
Eastman Kodak Co., Senior Notes	7.250%	11/15/13	120,000		114,900

Total Leisure Equipment & Products					1,148,215

Media - 5.4%
Affinion Group Inc., Senior Subordinated Notes	11.500%	10/15/15	290,000		298,700
Cablevision Systems Corp., Senior Notes	8.000%	4/15/12	40,000		42,950
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	239,225		286,472	(a)
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	95,000		91,675	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	450,000		438,750	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	770,000		865,287	(a)
Clear Channel Communications Inc., Senior Notes	6.250%	3/15/11	220,000		213,950
CMP Susquehanna Corp.	3.531%	5/15/14	38,000		11,360	(a)(c)(d)(e)
CSC Holdings Inc., Senior Notes	8.500%	6/15/15	285,000		303,525	(a)
Dex One Corp., Senior Subordinated Notes	12.000%	1/29/17	194,269		199,126	(f)
DISH DBS Corp., Senior Notes	6.625%	10/1/14	120,000		121,200
DISH DBS Corp., Senior Notes	7.750%	5/31/15	430,000		451,500
DISH DBS Corp., Senior Notes	7.875%	9/1/19	650,000		679,250
Globo Communicacoes e Participacoes SA, Bonds	7.250%	4/26/22	200,000		211,500	(a)
ITV PLC, Senior Notes	10.000%	6/30/14	175,000	EUR	270,046
Lighthouse International Co. SA, Senior Secured Notes	8.000%	4/30/14	230,000	EUR	220,561	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	240,000		254,400	(a)
Nielsen Finance LLC / Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	390,000		372,450
Seat Pagine Gialle SpA, Senior Secured Notes	10.500%	1/31/17	269,000	EUR	357,875	(a)
Sun Media Corp., Senior Notes	7.625%	2/15/13	400,000		394,500
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	460,000		506,000	(a)
UPC Holding BV, Senior Notes	8.000%	11/1/16	260,000	EUR	351,169	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	140,000		147,700	(a)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	165,000		176,138

Total Media					7,266,084

Multiline Retail - 0.3%
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	435,000		389,325

Specialty Retail - 1.1%
Blockbuster Inc., Senior Secured Notes	11.750%	10/1/14	288,000		213,840	(a)
Edcon Proprietary Ltd., Senior Notes	3.900%	6/15/14	750,000	EUR	782,533	(a)(d)
Michaels Stores Inc., Senior Notes	10.000%	11/1/14	35,000		37,100
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	20,000		21,700
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	430,000		382,700

Total Specialty Retail					1,437,873

Textiles, Apparel & Luxury Goods - 0.5%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	585,000		655,200

TOTAL CONSUMER DISCRETIONARY					21,657,291

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CONSUMER STAPLES - 1.7%
Food Products - 1.1%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	160,000		$162,400	(a)
Campofrio Food Group SA, Senior Notes	8.250%	10/31/16	400,000	EUR	559,497	(a)
Ciliandra Perkasa Finance Co. Pte Ltd., Senior Notes	10.750%	12/8/11	400,000		411,795	(a)
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	180,000		189,675	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	160,000		179,200	(a)

Total Food Products					1,502,567

Household Products - 0.1%
American Achievement Corp., Senior Subordinated Notes	8.250%	4/1/12	145,000		144,275	(a)

Tobacco - 0.5%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	625,000		656,250	(a)

TOTAL CONSUMER STAPLES					2,303,092

ENERGY - 11.8%
Energy Equipment & Services - 1.1%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	490,000		541,450
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	190,000		189,050
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	230,000		229,425
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	245,000		245,613	(a)
Parker Drilling Co., Senior Notes	9.125%	4/1/18	310,000		318,912	(a)

Total Energy Equipment & Services					1,524,450

Oil, Gas & Consumable Fuels - 10.7%
Adaro Indonesia PT, Notes	7.625%	10/22/19	290,000		302,702	(a)
Arch Coal Inc., Senior Notes	8.750%	8/1/16	290,000		308,125	(a)
Atlas Pipeline Partners LP, Senior Notes	8.750%	6/15/18	100,000		97,000
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	1,450,000		1,363,000
Chesapeake Energy Corp., Senior Notes	6.500%	8/15/17	210,000		204,225
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	450,000		452,250
Compagnie Generale de Geophysique SA, Senior Notes	7.750%	5/15/17	300,000		301,500
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	380,000		392,350	(a)
Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds	1.751%	4/15/10	870,021		643,816	(a)(c)(d)(f)
Crosstex Energy/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	230,000		238,337	(a)
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	332,000		353,580
Ecopetrol SA, Senior Notes	7.625%	7/23/19	580,000		646,700
El Paso Corp., Notes	7.875%	6/15/12	275,000		292,717
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	525,000		533,523	(d)
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	20,000		12,900	(a)(b)
Infinis PLC, Senior Notes	9.125%	12/15/14	265,000	GBP	418,223	(a)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	490,000		499,800
KazMunaiGaz Finance Sub B.V., Senior Notes	8.375%	7/2/13	480,000		544,800	(a)
Linn Energy LLC/Linn Energy Finance Corp.,
Senior Notes	8.625%	4/15/20	290,000		291,087	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	130,000		129,350	(a)
LUKOIL International Finance BV, Notes	6.356%	6/7/17	250,000		258,125	(a)
Mariner Energy Inc., Senior Notes	7.500%	4/15/13	135,000		136,688
Mariner Energy Inc., Senior Notes	8.000%	5/15/17	225,000		222,188
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	435,000		448,050	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	130,000		122,200
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	295,000		294,262
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	250,000		259,296
Petrohawk Energy Corp., Senior Notes	9.125%	7/15/13	290,000		304,137
Petrohawk Energy Corp., Senior Notes	7.875%	6/1/15	170,000		174,038
Petroleos de Venezuela SA, Senior Notes	5.250%	4/12/17	1,000,000		617,500

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Oil, Gas & Consumable Fuels - continued
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	320,000		$365,600	(a)
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	290,000		262,450	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	320,000		355,200
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	265,000		282,225
Quicksilver Resources Inc., Senior Notes	8.250%	8/1/15	360,000		369,000
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	220,000		253,000
SandRidge Energy Inc., Senior Notes	8.625%	4/1/15	595,000		581,612	(f)
SandRidge Energy Inc., Senior Notes	8.000%	6/1/18	75,000		71,625	(a)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	20,000		19,800
Stone Energy Corp., Senior Subordinated Notes	6.750%	12/15/14	250,000		221,250
Teekay Corp., Senior Notes	8.500%	1/15/20	545,000		572,250
Whiting Petroleum Corp., Senior Subordinated Notes	7.250%	5/1/12	75,000		75,563
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	150,000		154,313

Total Oil, Gas & Consumable Fuels					14,446,357

TOTAL ENERGY					15,970,807

FINANCIALS - 16.2%
Capital Markets - 0.1%
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	325,000		77,188	(b)

Commercial Banks - 2.5%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	230,000		190,481
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	120,000		121,800	(a)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	200,000		217,500	(a)(d)(g)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	500,000		471,420	(a)(d)
Matalan Finance Ltd., Senior Notes	9.625%	3/31/17	58,000	GBP	88,345	(a)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	220,000		218,900
NB Capital Trust IV	8.250%	4/15/27	220,000		223,850
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	11/12/13	175,000		170,146
Royal Bank of Scotland Group PLC, Subordinated Notes	5.050%	1/8/15	70,000		66,349
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	690,000		751,237	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	570,000		660,441	(a)
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	190,000		212,352	(d)(g)

Total Commercial Banks					3,392,821

Consumer Finance - 3.6%
Fiat Finance North America Inc., Senior Notes	5.625%	6/12/17	300,000	EUR	390,021
FMG Finance Pty Ltd., Senior Secured Notes	10.625%	9/1/16	310,000		358,825	(a)
Ford Motor Credit Co., LLC, Notes	7.000%	10/1/13	380,000		393,502
Ford Motor Credit Co., LLC, Senior Notes	7.500%	8/1/12	1,400,000		1,450,440
GMAC Inc., Debentures, zero coupon bond	0.000%	6/15/15	280,000		180,600
GMAC Inc., Senior Bonds, zero coupon bond	0.000%	12/1/12	390,000		317,430
GMAC Inc., Senior Notes	7.500%	12/31/13	90,000		92,475
GMAC Inc., Senior Notes	8.000%	3/15/20	570,000		585,675	(a)
GMAC Inc., Subordinated Notes	8.000%	12/31/18	54,000		53,730
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	140,000		141,798
SLM Corp., Senior Notes	4.750%	3/17/14	257,000	EUR	325,422
SLM Corp., Senior Notes	8.000%	3/25/20	580,000		565,731

Total Consumer Finance					4,855,649

Diversified Financial Services - 7.8%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	120,000		118,800
Astoria Depositor Corp.	8.144%	5/1/21	280,000		273,175	(a)
Capital One Capital V, Junior Subordinated Notes,
Cumulative Trust Preferred Securities	10.250%	8/15/39	260,000		308,826

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Diversified Financial Services - continued
CCM Merger Inc., Notes	8.000%	8/1/13	540,000		$472,500	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/14	81,732		77,441
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	81,732		76,419
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	476,221		440,504
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	1,270,709		1,175,406
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	140,000		140,324
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	310,000		317,750	(a)
Galaxy Entertainment Finance Co., Ltd., Senior
Notes	9.875%	12/15/12	350,000		364,875	(a)
General Electric Capital Corp., Subordinated Bonds	4.625%	9/15/66	384,000	EUR	420,106	(a)(d)
General Electric Capital Corp., Subordinated Bonds	5.500%	9/15/67	230,000	EUR	268,712	(a)(d)
International Lease Finance Corp., Medium-Term
Notes	6.375%	3/25/13	560,000		547,627
International Lease Finance Corp., Medium-Term
Notes, Senior Notes	5.625%	9/20/13	460,000		434,238
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	110,000		112,809	(a)
ISS Financing PLC, Senior Secured Bonds	11.000%	6/15/14	314,000	EUR	473,936	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	355,000		368,756	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	180,000	EUR	252,890	(a)
Leucadia National Corp., Senior Notes	7.750%	8/15/13	330,000		344,850
Leucadia National Corp., Senior Notes	8.125%	9/15/15	320,000		333,200
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	350,000		355,250
Midwest Gaming Borrower LLC/Midwest Finance
Corp., Senior Secured Notes	11.625%	4/15/16	160,000		158,306	(a)
MMG Fiduciary & Trust Corp.	6.750%	2/1/16	120,000		114,611	(a)
New Communications Holdings Inc., Senior Notes	8.750%	4/15/22	148,000		148,740	(a)
TNK-BP Finance SA	7.875%	3/13/18	490,000		540,225	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	510,000		559,175	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	150,000		165,187	(a)
UPC Germany GmbH, Senior Secured Bonds	8.125%	12/1/17	300,000		310,875	(a)
UPC Germany GmbH, Senior Subordinated Notes	9.625%	12/1/19	360,000	EUR	515,408	(a)
Vanguard Health Holdings Co., II LLC, Senior
Notes	8.000%	2/1/18	470,000		459,425	(a)

Total Diversified Financial Services					10,650,346

Insurance - 0.7%
American International Group Inc., Junior Subordinated Notes	8.175%	5/15/58	180,000		153,450	(d)
American International Group Inc., Medium-Term Notes, Senior Notes	5.450%	5/18/17	425,000		391,538
American International Group Inc., Senior Notes	8.250%	8/15/18	390,000		409,837

Total Insurance					954,825

Real Estate Investment Trusts (REITs) - 0.5%
DuPont Fabros Technology LP, Senior Notes	8.500%	12/15/17	180,000		186,300	(a)
Ventas Realty LP/Ventas Capital Corp., Senior Notes	9.000%	5/1/12	230,000		245,569
Ventas Realty LP/Ventas Capital Corp., Senior Notes	6.500%	6/1/16	45,000		46,043
Ventas Realty LP/Ventas Capital Corp., Senior Notes	6.750%	4/1/17	175,000		179,920

Total Real Estate Investment Trusts (REITs)					657,832

Real Estate Management & Development - 1.0%
Agile Property Holdings Ltd., Senior Notes	10.000%	11/14/16	490,000		526,750	(a)
Ashton Woods USA LLC, Ashton Woods Finance
Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	231,400		104,130	(a)(c)
Castle HoldCo 4 Ltd., Senior Secured Notes	10.000%	5/8/18	133,000	GBP	205,864	(a)
Realogy Corp., Senior Notes	10.500%	4/15/14	650,000		563,875

Total Real Estate Management & Development					1,400,619

TOTAL FINANCIALS					21,989,280

HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 0.2%
Biomet Inc., Senior Notes	10.000%	10/15/17	270,000		299,025

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Health Care Providers & Services - 3.2%
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	1,155,000		$1,048,162
HCA Inc., Senior Notes	6.300%	10/1/12	1,500,000		1,505,625
Tenet Healthcare Corp., Senior Notes	10.000%	5/1/18	242,000		272,250	(a)
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	131,000		142,463	(a)
Universal Hospital Services Inc., Senior Secured Notes	3.859%	6/1/15	150,000		128,625	(d)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	225,000		225,000	(f)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	1,132,000		1,078,230	(d)(f)

Total Health Care Providers & Services					4,400,355

Pharmaceuticals - 0.1%
Pharmanet Development Group Inc., Senior Secured Notes	10.875%	4/15/17	100,000		100,000	(a)

TOTAL HEALTH CARE					4,799,380

INDUSTRIALS - 7.5%
Aerospace & Defense - 0.8%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	405,000		430,312	(a)
TransDigm Inc., Senior Subordinated Notes	7.750%	7/15/14	280,000		288,400	(a)
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	375,000		376,875	(a)

Total Aerospace & Defense					1,095,587

Air Freight & Logistics - 0.5%
TGI International Ltd., Senior Notes	9.500%	10/3/17	650,000		726,375	(a)

Airlines - 1.7%
American Airlines Inc., Senior Secured Notes	10.500%	10/15/12	100,000		107,000	(a)
Continental Airlines Inc., Pass-Through Certificates	7.339%	4/19/14	350,000		340,813
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	500,000		470,000	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	3/18/13	455,000		452,725
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	433,507		408,038
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Notes	9.750%	12/17/16	160,000		164,800
Delta Air Lines Inc., Secured Notes	8.021%	2/10/24	50,784		46,721
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	160,000		169,000	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	100,000		105,500	(a)

Total Airlines					2,264,597

Building Products - 0.4%
Nortek Inc., Senior Secured Notes	11.000%	12/1/13	310,133		334,169
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	160,000		162,800	(a)
USG Corp., Senior Notes	9.750%	8/1/14	55,000		58,575	(a)

Total Building Products					555,544

Commercial Services & Supplies - 1.3%
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	740,000		662,300	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	150,000		154,312	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	370,000		379,250	(a)
ISS Global A/S, Euro Medium-Term Notes	4.750%	9/18/10	46,000	EUR	63,062
RSC Equipment Rental Inc., Senior Notes	9.500%	12/1/14	10,000		9,950
RSC Equipment Rental Inc., Senior Secured Notes	10.000%	7/15/17	390,000		415,350	(a)

Total Commercial Services & Supplies					1,684,224

Construction & Engineering - 0.4%
Odebrecht Finance Ltd.	7.500%	10/18/17	520,000		557,700	(a)

Machinery - 0.1%
American Railcar Industries Inc., Senior Notes	7.500%	3/1/14	170,000		163,200

Marine - 0.4%
Trico Shipping AS, Senior Secured Notes	11.875%	11/1/14	570,000		547,200	(a)

Road & Rail - 1.4%
Amsted Industries Inc., Senior Notes	8.125%	3/15/18	110,000		110,550	(a)
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes	9.625%	3/15/18	150,000		157,500	(a)
Kansas City Southern de Mexico, Senior Notes	7.625%	12/1/13	185,000		190,088
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	160,000		190,000
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	440,000		453,200	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Road & Rail - continued
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	30,000		$35,850
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	697,000		746,661

Total Road & Rail					1,883,849

Trading Companies & Distributors - 0.5%
Ashtead Capital Inc., Notes	9.000%	8/15/16	345,000		351,037	(a)
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	90,000		90,450	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	285,000		277,163

Total Trading Companies & Distributors					718,650

TOTAL INDUSTRIALS					10,196,926

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment, Instruments & Components - 0.6%
Jabil Circuit Inc., Senior Notes	7.750%	7/15/16	500,000		528,750
Jabil Circuit Inc., Senior Notes	8.250%	3/15/18	20,000		21,700
NXP BV/NXP Funding LLC, Senior Secured Notes	7.875%	10/15/14	310,000		303,800

Total Electronic Equipment, Instruments & Components					854,250

IT Services - 0.8%
Ceridian Corp., Senior Notes	12.250%	11/15/15	362,100		349,427	(f)
First Data Corp., Senior Notes	10.550%	9/24/15	621,123		527,954	(d)(f)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	200,000		193,500	(a)

Total IT Services					1,070,881

Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices Inc., Senior Notes	8.125%	12/15/17	90,000		93,150	(a)
Freescale Semiconductor Inc., Senior Notes	8.875%	12/15/14	105,000		100,800
Freescale Semiconductor Inc., Senior Notes	9.125%	12/15/14	110,118		106,264	(f)
Freescale Semiconductor Inc., Senior Subordinated
Notes	10.125%	12/15/16	275,000		244,750

Total Semiconductors & Semiconductor Equipment					544,964

TOTAL INFORMATION TECHNOLOGY					2,470,095

MATERIALS - 14.0%
Chemicals - 2.5%
Arco Chemical Co., Debentures	9.800%	2/1/20	150,000		139,500	(b)
Ashland Inc., Senior Notes	9.125%	6/1/17	780,000		875,550	(a)
Cognis Deutschland GmbH & Co. KG, Senior Notes	9.500%	5/15/14	270,000	EUR	378,351	(a)
FMC Finance III SA, Senior Notes	6.875%	7/15/17	440,000		459,800
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	435,000		457,293	(a)
Hexion Finance Escrow LLC/Hexion Escrow Corp., Senior Secured Notes	8.875%	2/1/18	180,000		178,200	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	326,000	EUR	462,878	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	240,000		254,400
Solutia Inc., Senior Notes	7.875%	3/15/20	210,000		213,675

Total Chemicals					3,419,647

Construction Materials - 0.4%
Headwaters Inc., Senior Secured Notes	11.375%	11/1/14	125,000		131,094	(a)
HeidelbergCement AG, Senior Notes	8.500%	10/31/19	290,000	EUR	409,796

Total Construction Materials					540,890

Containers & Packaging - 2.0%
Ardagh Glass Group PLC, Senior Toggle Notes	10.750%	3/1/15	455,260	EUR	605,674	(f)
Berry Plastics Holding Corp., Second Priority
Senior Secured Notes	8.875%	9/15/14	200,000		196,250
Clondalkin Industries BV, Senior Secured Notes	8.000%	3/15/14	312,000	EUR	408,761	(a)
Impress Holdings BV, Senior Bonds	9.250%	9/15/14	260,000	EUR	375,751	(a)
Radnor Holdings Inc., Senior Notes	11.000%	3/15/11	120,000		0	(b)(c)(e)
Reynolds Group Issuer Inc., Senior Notes	9.500%	6/15/17	190,000	EUR	273,304	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	410,000		434,600
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	420,000		427,350	(a)

Total Containers & Packaging					2,721,690

Metals & Mining - 5.2%
CII Carbon LLC	11.125%	11/15/15	550,000		558,250	(a)
Evraz Group SA, Notes	8.875%	4/24/13	990,000		1,040,985	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Metals & Mining - continued
Gerdau Holdings Inc., Senior Notes	7.000%	1/20/20	700,000		$742,000	(a)
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	925,000		975,875
Novelis Inc., Senior Notes	7.250%	2/15/15	110,000		106,700
Novelis Inc., Senior Notes	11.500%	2/15/15	120,000		129,750
Prime Dig Pte Ltd., Notes	11.750%	11/3/14	640,000		696,000	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	120,000		154,265
Ryerson Holding Corp., Senior Discount Notes, zero coupon bond	0.000%	2/1/15	730,000		335,800	(a)
Ryerson Inc., Senior Secured Notes	12.000%	11/1/15	55,000		58,025
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	190,000		226,100
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	160,000		191,200
Vale Overseas Ltd., Notes	8.250%	1/17/34	123,000		144,849
Vale Overseas Ltd., Notes	6.875%	11/21/36	865,000		897,048
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	670,000		737,000	(a)

Total Metals & Mining					6,993,847

Paper & Forest Products - 3.9%
Abitibi-Consolidated Co. of Canada, Senior
Secured Notes	13.750%	4/1/11	312,837		330,434	(a)(b)
Appleton Papers Inc., Senior Secured Notes	10.500%	6/15/15	350,000		350,000	(a)
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	541,000		500,425	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	460,000		503,700	(a)
M-real Oyj, Senior Notes	9.250%	4/1/13	300,000	EUR	400,637
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	580,000		580,000
PE Paper Escrow GmbH, Senior Secured Notes	11.750%	8/1/14	423,000	EUR	641,670	(a)
Sino-Forest Corp., Senior Bonds	10.250%	7/28/14	330,000		367,125	(a)
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	550,000		484,000
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	535,000		580,475	(a)
Verso Paper Holdings LLC, Senior Secured Notes	9.125%	8/1/14	495,000		482,625

Total Paper & Forest Products					5,221,091

TOTAL MATERIALS					18,897,165

TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 4.3%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	900,000		904,500	(a)
BCM Ireland Preferred Equity Ltd., Senior Notes	7.662%	2/15/17	346,703	EUR	203,887	(a)(d)(f)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	20,000		15,900
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	810,000		81	(b)(c)
Intelsat Corp., Senior Notes	9.250%	8/15/14	290,000		298,700
Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes	9.500%	2/1/15	495,000		514,800
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	130,000		139,100
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	730,000		788,400
Intelsat Jackson Holdings Ltd., Senior Notes	8.500%	11/1/19	20,000		21,100	(a)
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	260,000		249,600	(a)
Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	210,000		226,275	(a)
tw telecom holdings Inc., Senior Notes	8.000%	3/1/18	290,000		297,975	(a)
VIP Finance Ireland Ltd. for OJSC Vimpel
Communications, Loan Participation Notes,
Secured Notes	8.375%	4/30/13	970,000		1,058,394	(a)
Wind Acquisition Finance SA, Senior Bonds	12.000%	12/1/15	135,000		146,475	(a)
Wind Acquisition Holdings Finance SpA, Senior
Notes	12.250%	7/15/17	490,000		487,550	(a)(f)
Windstream Corp., Senior Notes	8.625%	8/1/16	420,000		431,550

Total Diversified Telecommunication Services					5,784,287

Wireless Telecommunication Services - 3.0%
ALLTEL Communications Inc., Senior Notes	10.375%	12/1/17	350,000		407,268	(a)(c)(f)
Cricket Communications Inc., Senior Secured
Notes	7.750%	5/15/16	575,000		599,438
iPCS Inc., Senior Secured Notes	2.374%	5/1/13	380,000		353,400	(d)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,265,000		1,179,613
True Move Co., Ltd.	10.750%	12/16/13	635,000		665,956	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Wireless Telecommunication Services - continued
True Move Co., Ltd., Notes	10.750%	12/16/13	795,000	$833,756	(a)

Total Wireless Telecommunication Services				4,039,431

TOTAL TELECOMMUNICATION SERVICES				9,823,718

UTILITIES - 5.2%
Electric Utilities - 0.6%
EEB International Ltd.	8.750%	10/31/14	100,000	111,500	(a)
EEB International Ltd., Senior Bonds	8.750%	10/31/14	550,000	613,250	(a)
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	120,000	84,000

Total Electric Utilities				808,750

Gas Utilities - 0.3%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	60,000	67,937
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	250,000	255,312

Total Gas Utilities				323,249

Independent Power Producers & Energy Traders - 4.2%
AES Corp., Senior Notes	9.750%	4/15/16	280,000	304,500	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	240,000	242,220	(a)
Dynegy Holdings Inc., Senior Debentures	7.625%	10/15/26	250,000	161,250
Edison Mission Energy, Senior Notes	7.750%	6/15/16	290,000	213,150
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	675,000	504,563
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	3,259,076	2,232,467	(f)
Listrindo Capital BV, Senior Notes	9.250%	1/29/15	560,000	607,440	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	130,000	117,325
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	496,890	534,157
NRG Energy Inc., Senior Notes	7.375%	2/1/16	445,000	442,775
NRG Energy Inc., Senior Notes	7.375%	1/15/17	310,000	307,675

Total Independent Power Producers & Energy Traders				5,667,522

Multi-Utilities - 0.1%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	150,000	166,500	(a)

TOTAL UTILITIES				6,966,021

TOTAL CORPORATE BONDS & NOTES (Cost - $111,058,291)				115,073,775

COLLATERALIZED SENIOR LOANS - 3.4%
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.3%
Allison Transmission Inc., Term Loan B	2.980 - 3.010%	6/11/10	477,083	454,933	(a)(h)(i)

Specialty Retail - 0.2%
Michaels Stores Inc., Term Loan B	2.500 - 2.563%	6/30/10	100,511	95,831	(a)(h)(i)
Michaels Stores Inc., Term Loan B	4.750 - 4.813%	6/30/10	135,265	131,968	(a)(h)(i)

Total Specialty Retail				227,799

TOTAL CONSUMER DISCRETIONARY				682,732

ENERGY - 0.5%
Energy Equipment & Services - 0.5%
Turbo Beta Ltd., Term Loan	14.500%	5/13/10	781,030	691,212	(a)(c)(h)(i)

FINANCIALS - 0.8%
Real Estate Management & Development - 0.8%
Realogy Corp., Term Loan	13.500%	4/15/10	1,000,000	1,102,500	(a)(h)(i)

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.9%
Hawker Beechcraft, Term Loan B	2.248 - 2.290%	6/30/10	1,442,539	1,218,172	(a)(h)(i)
Hawker Beechcraft Acquisition Co., Term Loan	2.290%	6/30/10	26,321	22,227	(h)(i)

Total Aerospace & Defense				1,240,399

Airlines - 0.3%
United Airlines Inc., Term Loan B	2.250%	4/28/10	496,414	432,235	(a)(h)(i)

Trading Companies & Distributors - 0.0%
Penhall International Corp., Term Loan	0.000%	4/1/12	140,022	17,502	(a)(h)(i)

TOTAL INDUSTRIALS				1,690,136

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
MATERIALS - 0.2%
Chemicals - 0.2%
Lyondell Chemical Co., Term Loan	3.748 - 7.000%	4/30/10	287,134		$226,333	(a)(h)(i)

UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Energy Future Holdings, Term Loan	3.729 - 3.790%	6/30/10	309,207		251,852	(a)(h)(i)

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $4,189,198)					4,644,765

CONVERTIBLE BONDS & NOTES - 0.6%
FINANCIALS - 0.1%
Real Estate Investment Trusts (REITs) - 0.1%
Annaly Capital Management Inc., Senior Notes	4.000%	2/15/15	70,000		71,313

INDUSTRIALS - 0.5%
Marine - 0.5%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	830,000		731,437

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $787,780)					802,750

SOVEREIGN BONDS - 5.1%
Brazil - 0.8%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/12	1,727,000	BRL	946,167
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	180,000	BRL	91,035

Total Brazil					1,037,202

Colombia - 0.2%
Republic of Colombia, Senior Notes	7.375%	3/18/19	247,000		285,285

Indonesia - 0.5%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	560,000		624,400	(a)

Panama - 0.4%
Republic of Panama	6.700%	1/26/36	535,000		571,113

Russia - 0.8%
Russian Foreign Bond-Eurobond	11.000%	7/24/18	65,000		92,280	(a)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	831,680		960,674	(a)

Total Russia					1,052,954

Turkey - 0.7%
Republic of Turkey, Notes	6.750%	5/30/40	100,000		98,750
Republic of Turkey, Senior Notes	7.500%	7/14/17	470,000		538,150
Republic of Turkey, Senior Notes	7.000%	3/11/19	300,000		332,625

Total Turkey					969,525

Venezuela - 1.7%
Bolivarian Republic of Venezuela	5.750%	2/26/16	3,208,000		2,341,840	(a)

TOTAL SOVEREIGN BONDS (Cost - $6,073,355)					6,882,319

			SHARES
COMMON STOCKS - 1.5%
CONSUMER DISCRETIONARY - 1.0%
Media - 1.0%
Charter Communications Inc.			26,001		897,035	*(e)
Charter Communications Inc., Class A Shares			8,030		277,035	*
Dex One Corp.			4,209		117,515	*
SuperMedia Inc.			509		20,816	*

TOTAL CONSUMER DISCRETIONARY					1,312,401

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SemGroup Corp., Class A Shares			2,496		72,010	*

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
CIT Group Inc.			4,690		182,722	*

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY			SHARES	VALUE
INDUSTRIALS - 0.0%
Building Products - 0.0%
Nortek Inc.			906	$36,676	*

MATERIALS - 0.3%
Chemicals - 0.3%
Georgia Gulf Corp.			19,278	356,450	*

TOTAL COMMON STOCKS (Cost - $2,417,180)				1,960,259

	RATE	MATURITY DATE
CONVERTIBLE PREFERRED STOCKS - 1.0%
FINANCIALS - 1.0%
Diversified Financial Services - 1.0%
Bank of America Corp.	7.250%		830	809,250
Citigroup Inc.	7.500%	12/15/12	4,800	585,024

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,302,194)				1,394,274

PREFERRED STOCKS - 1.5%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CMP Susquehanna Radio Holdings Corp.	0.000%		8,862	9	*(a)(c)(d)(e)

FINANCIALS - 1.4%
Commercial Banks - 0.2%
Santander Finance Preferred SA Unipersonal	10.500%		7,400	209,050	(c)

Diversified Financial Services - 1.2%
Citigroup Capital XII	8.500%		63,400	1,638,497	(d)

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		14,050	17,843	*(d)

TOTAL FINANCIALS				1,865,390

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Centaur Funding Corp.	9.080%		120	130,913	(a)

TOTAL PREFERRED STOCKS (Cost - $2,277,444)				1,996,312

		EXPIRATION DATE
RIGHTS - 0.0%
Arco Chemical Co. (Cost-$0)		4/15/10	4,543	0	(e)

			WARRANTS
WARRANTS - 0.0%
Buffets Restaurant Holdings		4/28/14	389	4	*(c)(e)
Charter Communications Inc.		11/30/14	508	3,048	*
CNB Capital Trust		3/23/19	10,127	10	*(a)(c)(e)
Nortek Inc.		12/7/14	2,304	5,760	*(e)
SemGroup Corp.		11/30/14	2,628	21,681	*(c)
Turbo Beta Ltd.		11/1/14	1	0	*(c)(e)

TOTAL WARRANTS (Cost - $30,672)				30,503

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $128,136,114)				132,784,957

		MATURITY DATE	FACE AMOUNT †
SHORT-TERM INVESTMENTS - 1.2%
U.S. Government Agency - 0.1%
Federal National Mortgage Association (FNMA),
Discount Notes (Cost-$69,948)	0.190%	8/19/10	70,000	69,946	(j)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Repurchase Agreement - 1.1%
Morgan Stanley tri-party repurchase agreement dated 3/31/10; Proceeds at maturity-$1,547,000 (Fully collateralized by U.S. government agency obligation, 0.000% due 4/28/10 Market Value - $1,579,842) (Cost-$1,547,000)	0.010%	4/1/10	1,547,000	$1,547,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,616,948)				1,616,946

TOTAL INVESTMENTS - 99.3% (Cost - $129,753,062#)				134,401,903
Other Assets in Excess of Liabilities - 0.7%				973,542

TOTAL NET ASSETS - 100.0%				$135,375,445

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of March 31, 2010.

(c)	Illiquid security.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Interest rates disclosed represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	The date shown represents the last in a range of interest reset dates.

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
OJSC	— Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Long-term investments†:
Corporate bonds & notes	—	$114,904,109	$169,666	$115,073,775
Collateralized senior loans	—	4,644,765	—	4,644,765

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Convertible bonds & notes	—	802,750	—	802,750
Sovereign bonds	—	6,882,319	—	6,882,319
Common stocks	$1,063,224	897,035	—	1,960,259
Convertible preferred stocks	1,394,274	—	—	1,394,274
Preferred stocks	226,894	1,769,409	9	1,996,312
Rights	—	—	0	0
Warrants	—	24,729	5,774	30,503

Total long-term investments	$2,684,392	$129,925,116	$175,449	$132,784,957

Short-term investments†	—	1,616,946	—	1,616,946

Total investments	$2,684,392	$131,542,062	$175,449	$134,401,903

Other financial instruments:
Futures contracts	17,731	—	—	17,731
Forward foreign currency contracts	—	386,527	—	386,527

Total other financial instruments	17,731	386,527	—	404,258

Total	$2,702,123	$131,928,589	$175,449	$134,806,161

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Other Asset Back	Common Stocks	Preferred Stock	Warrants	Rights	Total
Balance as of December 31, 2009	$702,782	—	$59,926	$9	$29,388	—	$792,105
Accrued premiums/discounts	68,809	$(18)	—	—	—	—	68,791
Realized gain/(loss)(1)	—	(127,137)	(29)	(11,500)	—	—	(138,666)
Change in unrealized appreciation (depreciation)(2)	(135,488)	127,155	12,112	11,500	(1,933)	—	13,346
Net purchases (sales)	166,018	—	—	—	—	$0	166,018
Transfers into Level 3	11,360	—	—	—	—	—	11,360
Transfers out of Level 3	(643,815)	—	(72,009)	—	(21,681)	—	(737,505)

Balance as of March 31, 2010	169,666	—	—	9	5,774	0	175,449

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2010(2)	$(168)	—	—	—	$(23,613)	—	$(23,781)

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Futures Contracts. The Portfolio may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Schedule of Investments (unaudited) (continued)

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward Foreign Currency Contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a Forward foreign currency contract, the Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan Participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Credit and Market Risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Notes to Schedule of Investments (unaudited) (continued)

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,296,126
Gross unrealized depreciation	(6,647,285)

Net unrealized appreciation	$4,648,841

At March 31, 2010, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
Ultra Long Term U.S. Treasury	12	6/10	$1,432,258	$1,439,625	$7,367

Contracts to Sell:
U.S. Treasury 5-Year Notes	49	6/10	5,637,708	5,627,344	10,364

Net Unrealized Gain on Open Futures Contracts					$17,731

At March 31, 2010, the Portfolio had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Brazilian Real	433,637	$243,336	4/5/10	$6,699
British Pound	316,786	480,840	5/18/10	(20,509)
Euro	1,160,000	1,568,943	5/18/10	(1,802)
Euro	100,000	135,254	5/18/10	(516)

				(16,128)

Contracts to Sell:
British Pound	220,000	333,968	4/30/10	(4,031)
British Pound	673,767	1,022,692	5/18/10	47,594
British Pound	126,262	191,650	5/18/10	8,223
Euro	3,485,700	4,714,536	5/18/10	156,067
Euro	4,805,591	6,499,737	5/18/10	156,558
Euro	999,351	1,351,659	5/18/10	32,102
Euro	200,000	270,507	5/18/10	6,142

				402,655

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$386,527

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at March 31, 2010.

	Futures Contracts	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$17,731	—	—	$17,731
Foreign Exchange Contracts	—	$413,385	$(26,858)	386,527
Other Contracts	—	—	—	—

Total	$17,731	$413,385	$(26,858)	$404,258

During the period ended March 31, 2010, the Portfolio had average market values of $729,094, $2,827,071, $1,430,849 and $13,813,066 in future contracts (to buy), future contracts (to sell), forward foreign currency contracts (to buy) and forward foreign currency contracts (to sell), respectively.

The Portfolio has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio’s net assets and or percentage decrease in the Portfolio’s Net Asset Value or NAV. The contingent features are established within the Portfolio’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	May 26, 2010